Summary of Norwegian Kroner (NOK) Denominated Borrowings Outstanding (Detail) kr in Thousands, $ in Thousands	Jun. 30, 2018 USD ($)	Dec. 31, 2017 NOK (kr)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 NOK (kr)	Mar. 31, 2017 USD ($)
Debt [Line Items]
Amount outstanding	$ 436,403		$ 438,827
Troms Offshore Supply AS | January 2014 notes
Debt [Line Items]
Amount outstanding		kr 212,500	25,965
Fair value in U.S. dollar equivalent			25,850
Troms Offshore Supply AS | May 2012 notes
Debt [Line Items]
Amount outstanding		kr 115,020	14,054
Fair value in U.S. dollar equivalent			$ 14,013
Predecessor
Debt [Line Items]
Fair value in U.S. dollar equivalent					$ 280,000
Predecessor | Troms Offshore Supply AS | January 2014 notes
Debt [Line Items]
Amount outstanding				kr 225,000	26,167
Fair value in U.S. dollar equivalent					26,133
Predecessor | Troms Offshore Supply AS | May 2012 notes
Debt [Line Items]
Amount outstanding				kr 127,800	14,864
Fair value in U.S. dollar equivalent					$ 14,793